INVENTORIES - Rollforward of estimated losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Rollforward of estimated losses
Raw materials, additional estimated losses	R$ 38,136	R$ 56,305
Spare parts, estimated losses	21,184	14,036
Raw materials, write-off of inventory	47,231	49,550
Spare parts, write-off of inventory	9,529	4,989
Inventories pledged as collateral	0	0
Pulp
Rollforward of estimated losses
Finished goods, additional estimated losses	21,785	1,239
Finished goods, write-off of inventory	3,212	32,018
Inventories
Rollforward of estimated losses
Beginning balance	(79,885)	(106,713)
Addition	(85,110)	(77,173)
Reversal	11,536	11,498
Write-off	62,201	92,503
Ending balance	R$ (91,258)	R$ (79,885)